Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries	R$ (532,981)	R$ (461,421)	R$ (415,817)
Remuneration of the executive office and the board of directors	(109,350)	(97,856)
Employee Benefits Other Than Profit Share, Vacation and Thirteenth Salary	381,674	325,601	251,583
Social security charges	166,980	141,958	115,263
Other employee expense	8,698	8,781	8,076
Employee benefits expense	R$ 1,090,333	R$ 937,761	R$ 790,739